Acquisitions - Summary of Purchase Price Calculation (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended
Jul. 01, 2014
MidSouth Bank [Member]
Business Acquisition [Line Items]
Total FFN common shares exchanged, net	2,766,191
Total Stock Consideration-Fair value of FFN common stock issued	$ 40,110
Fair value of FFN stock options granted to MidSouth option holders	866
Total acquisition consideration	41,094
MidSouth Bank [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Common shares, number of MidSouth shares Outstanding	3,873
Purchase price, per share exchange Ratio	0.425926
Total FFN common shares exchanged, net	1,650
Multiplied by FFN common stock value per share	$ 14.50
MidSouth Bank [Member] | Convertible Voting Preferred Stock, 2009-A [Member]
Business Acquisition [Line Items]
Convertible voting preferred stock, number of MidSouth shares outstanding	1,018
Purchase price, per share exchange Ratio	0.851852
Total FFN common shares exchanged, net	867
MidSouth Bank [Member] | Convertible Voting Preferred Stock, 2011-A [Member]
Business Acquisition [Line Items]
Convertible voting preferred stock, number of MidSouth shares outstanding	242
Purchase price, per share exchange Ratio	0.851852
Total FFN common shares exchanged, net	206
MidSouth Bank [Member] | Series 2009-A Stock Warrants [Member]
Business Acquisition [Line Items]
Stock warrants, number of MidSouth Shares Outstanding	193
Purchase price, per share exchange Ratio	0.185185
Total FFN common shares exchanged, net	36
MidSouth Bank [Member] | Series 2011-A Stock Warrants [Member]
Business Acquisition [Line Items]
Stock warrants, number of MidSouth Shares Outstanding	44
Purchase price, per share exchange Ratio	0.153333
Total FFN common shares exchanged, net	7
Fractional Shares [Member] | MidSouth Bank [Member]
Business Acquisition [Line Items]
Cash consideration paid	18
Dissenting Preferred Shares [Member]
Business Acquisition [Line Items]
Total FFN common shares exchanged, net	7,427
Dissenting Preferred Shares [Member] | MidSouth Bank [Member]
Business Acquisition [Line Items]
Cash consideration paid	$ 100